Other Operating Expenses (Schedule Of Other Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Total other operating expenses	$ 90,880	$ 4,491
Litigation Settlement [Member]
Total other operating expenses	84,476
Loss On Sale Of Transportation Equipment [Member]
Total other operating expenses	5,266
Program Closure Expenses [Member]
Total other operating expenses	$ 1,138
Retirement Expense [Member]
Total other operating expenses		$ 4,491